Material accounting estimates and assumptions - Disclosure in tabular form the impact of changes of estimation on measuring expected credit loss (Parenthetical) (Details) - Woori bank ₩ in Millions	12 Months Ended
Dec. 31, 2023 KRW (₩)
Disclosure In Tabular Form The Impact Of Changes Of Estimation On Measuring Expected Credit Loss [Line Items]
Changes in probability of default for expected allowance of credit loss	₩ 212,428
Changes in probability for expected allowance of credit loss	₩ 147,723